CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue
Rental revenue	$ 77,422	$ 71,078	$ 287,161	$ 243,978
Other revenue	1,599	868	4,600	3,216
Total revenue	79,021	71,946	291,761	247,194
Cost of revenue	60,822	57,597	240,158	201,423
Gross profit	18,199	14,349	51,603	45,771
Operating expenses	13,864	14,885	52,116	53,872
Income (loss) from operations	4,335	(536)	(513)	(8,101)
Interest expense and other fees	(3,139)	(5,144)	(20,552)	(18,851)
Interest income	130	57	197	1,163
Change in fair value of derivative liability and warrants	4,316	(36)	17,432	17
Income (loss) before income taxes	5,642	(5,659)	1,684	(25,772)
Benefit (provision) for income taxes	44	(29)	(319)	(143)
Net income (loss)	5,686	(5,688)	1,365	(25,915)
Net income (loss) available to common stockholders	$ 355	$ (5,688)	$ (557)	$ (25,915)
Weighted average common shares outstanding - basic (in shares)	5,455	4,618	5,027	4,347
Weighted average common shares outstanding - diluted (in shares)	5,455	4,618	5,027	4,347
Net income (loss) per common share available to common stockholders - basic (in dollars per share)	$ 0.07	$ (1.23)	$ (0.11)	$ (5.96)
Net income (loss) per common share available to common stockholders - diluted (in dollars per share)	$ 0.07	$ (1.23)	$ (0.11)	$ (5.96)